Transparent Value Trust

135 East 57th Street, 15th Floor

New York, NY 10022

January 31, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

Re:

Transparent Value Trust (the “Registrant”)

File Nos. 033-159992; 811-22309

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective January 28, 2011, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 2 on January 28, 2011.

Sincerely,

/s/ Armen Arus

Armen Arus

President